Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Common stocks: 97.97%
Consumer discretionary: 14.07%
Auto components: 3.59%
Aptiv plc †	971,330	$ 160,220,884
Lear Corporation	1,592,200	291,292,990
		451,513,874
Distributors: 2.49%
LKQ Corporation	5,214,300	313,014,429
Hotels, restaurants & leisure: 3.22%
Expedia Group Incorporated †	1,344,600	242,996,112
The Wendy's Company	312,700	7,457,895
Yum China Holdings Incorporated	3,109,700	154,987,448
		405,441,455
Household durables: 3.40%
D.R. Horton Incorporated	3,354,700	363,817,215
Helen of Troy Limited †	263,900	64,515,633
		428,332,848
Internet & direct marketing retail: 0.15%
THG Holding plc †	6,059,169	18,797,581
Specialty retail: 1.22%
Best Buy Company Incorporated	1,511,000	153,517,600
Consumer staples: 9.52%
Beverages: 2.31%
Keurig Dr. Pepper Incorporated	7,885,369	290,654,701
Food & staples retailing: 1.72%
BJ's Wholesale Club Holdings Incorporated †	3,223,600	215,884,492
Food products: 1.07%
Lamb Weston Holdings Incorporated	2,119,700	134,346,586
Household products: 4.42%
Church & Dwight Company Incorporated	2,351,300	241,008,250
Reynolds Consumer Products Incorporated	10,047,000	315,475,800
		556,484,050
Energy: 4.74%
Energy equipment & services: 0.72%
Baker Hughes Incorporated	1,257,900	30,265,074
NOV Incorporated	4,452,900	60,336,795
		90,601,869
Oil, gas & consumable fuels: 4.02%
Devon Energy Corporation	2,078,500	91,557,925
EOG Resources Incorporated	2,006,900	178,272,927
See accompanying notes to portfolio of investments

Allspring Special Mid Cap Value Fund  |  1

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Oil, gas & consumable fuels (continued)
Hess Corporation	976,900	$ 72,319,907
Valero Energy Corporation	2,180,500	163,777,355
		505,928,114
Financials: 18.27%
Banks: 4.51%
Fifth Third Bancorp	5,435,500	236,716,025
PacWest Bancorp	1,854,500	83,767,765
Regions Financial Corporation	8,281,200	180,530,160
Zions Bancorporation	1,057,500	66,791,700
		567,805,650
Capital markets: 2.79%
LPL Financial Holdings Incorporated	1,270,600	203,410,354
Pershing Square Tontine Holdings †	7,534,200	148,574,424
		351,984,778
Consumer finance: 1.51%
Discover Financial Services	1,642,100	189,761,076
Insurance: 8.39%
Arch Capital Group Limited †	8,230,100	365,827,945
Brown & Brown Incorporated	5,445,000	382,674,600
Loews Corporation	2,738,700	158,187,312
The Allstate Corporation	1,267,200	149,086,080
		1,055,775,937
Mortgage REITs: 1.07%
Annaly Capital Management Incorporated	17,177,899	134,331,170
Health care: 7.10%
Health care equipment & supplies: 3.85%
Alcon Incorporated «	3,406,600	296,782,992
Zimmer Biomet Holdings Incorporated	1,475,300	187,422,112
		484,205,104
Health care providers & services: 3.25%
Humana Incorporated	531,400	246,495,204
Universal Health Services Incorporated Class B	1,257,900	163,099,314
		409,594,518
Industrials: 21.23%
Building products: 6.20%
Builders FirstSource Incorporated †	1,845,900	158,212,089
Carlisle Companies Incorporated	1,962,100	486,836,252
Masco Corporation	1,924,200	135,117,324
		780,165,665
Commercial services & supplies: 2.85%
Republic Services Incorporated	2,568,100	358,121,545
See accompanying notes to portfolio of investments

2  |  Allspring Special Mid Cap Value Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Construction & engineering: 2.10%
APi Group Corporation †	2,821,116	$ 72,700,159
MasTec Incorporated †	2,076,200	191,591,736
		264,291,895
Machinery: 4.73%
Donaldson Company Incorporated	2,990,600	177,222,956
Gates Industrial Corporation plc †	7,169,932	114,073,618
Stanley Black & Decker Incorporated	1,612,700	304,187,474
		595,484,048
Professional services: 2.02%
Jacobs Engineering Group Incorporated	1,826,000	254,233,980
Trading companies & distributors: 3.33%
AerCap Holdings NV †	6,414,900	419,662,758
Information technology: 7.84%
Communications equipment: 1.07%
Juniper Networks Incorporated	3,774,400	134,783,824
IT services: 5.13%
Amdocs Limited	4,106,700	307,345,428
Euronet Worldwide Incorporated †	2,539,000	302,572,630
Ironsource Limited Class A †	4,536,700	35,114,058
		645,032,116
Software: 1.64%
NCR Corporation †	5,138,700	206,575,740
Materials: 4.37%
Chemicals: 2.37%
Celanese Corporation Series A	962,400	161,740,944
Diversey Holdings Limited †	2,658,600	35,385,966
FMC Corporation	920,400	101,142,756
		298,269,666
Containers & packaging: 0.76%
AptarGroup Incorporated	775,900	95,032,232
Metals & mining: 1.24%
Freeport-McMoRan Incorporated	3,750,900	156,525,057
Real estate: 4.93%
Equity REITs: 2.13%
American Campus Communities Incorporated	3,211,005	183,958,476
Equity Lifestyle Properties Incorporated	219,000	19,197,540
Invitation Homes Incorporated	1,440,500	65,312,270
		268,468,286
Real estate management & development: 2.80%
CBRE Group Incorporated Class A †	3,247,500	352,386,225
See accompanying notes to portfolio of investments

Allspring Special Mid Cap Value Fund  |  3

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Utilities: 5.90%
Electric utilities: 3.65%
American Electric Power Company Incorporated	2,899,700	$ 257,986,309
FirstEnergy Corporation	4,828,300	200,808,997
		458,795,306
Water utilities: 2.25%
American Water Works Company Incorporated	1,502,100	283,686,606
Total Common stocks (Cost $8,365,018,606)		12,329,490,781

Investment companies: 0.76%
Exchange-traded funds: 0.76%
SPDR S&P Oil & Gas Exploration & Production ETF «	1,001,300	95,994,631
Total Investment companies (Cost $50,389,814)		95,994,631

	Expiration date
Warrants: 0.02%
Financials: 0.02%
Capital markets: 0.01%
Pershing Square Tontine Holdings Limited Class A †	7-24-2025	968,690	1,278,768
Diversified financial services: 0.01%
Liberty Media Acquisition Corporation Class A †	1-22-2026	352,604	627,635
Total Warrants (Cost $7,126,698)			1,906,403

		Yield
Short-term investments: 2.25%
Investment companies: 2.25%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	194,957,310	194,957,310
Securities Lending Cash Investments LLC ♠∩∞		0.07	88,641,675	88,641,675
Total Short-term investments (Cost $283,598,985)				283,598,985
Total investments in securities (Cost $8,706,134,103)	101.00%			12,710,990,800
Other assets and liabilities, net	(1.00)			(125,683,863)
Total net assets	100.00%			$12,585,306,937

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

4  |  Allspring Special Mid Cap Value Fund

Portfolio of investments—December 31, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$65,051,778	$479,353,130	$(349,447,598)	$0	$0	$194,957,310	194,957,310	$15,152
Securities Lending Cash Investments LLC	123,735,675	130,983,201	(166,077,201)	0	0	88,641,675	88,641,675	11,030#
				$0	$0	$283,598,985		$26,182

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring Special Mid Cap Value Fund  |  5

Notes to portfolio of investments—December 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2021, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the

6  |  Allspring Special Mid Cap Value Fund

Notes to portfolio of investments—December 31, 2021 (unaudited)

fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$1,770,617,787	$0	$0	$1,770,617,787
Consumer staples	1,197,369,829	0	0	1,197,369,829
Energy	596,529,983	0	0	596,529,983
Financials	2,299,658,611	0	0	2,299,658,611
Health care	893,799,622	0	0	893,799,622
Industrials	2,671,959,891	0	0	2,671,959,891
Information technology	986,391,680	0	0	986,391,680
Materials	549,826,955	0	0	549,826,955
Real estate	620,854,511	0	0	620,854,511
Utilities	742,481,912	0	0	742,481,912
Investment companies	95,994,631	0	0	95,994,631
Warrants
Financials	0	1,906,403	0	1,906,403
Short-term investments
Investment companies	283,598,985	0	0	283,598,985
Total assets	$12,709,084,397	$1,906,403	$0	$12,710,990,800
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

Allspring Special Mid Cap Value Fund  |  7

Notes to portfolio of investments—December 31, 2021 (unaudited)

For the three months ended December 31, 2021, the Fund did not have any transfers into/out of Level 3.

8  |  Allspring Special Mid Cap Value Fund